TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current taxes	$ 542	$ 527	$ 890
Deferred taxes	(1,946)	14	(652)
Income Tax Expense (Benefit)	(1,404)	541	238
Domestic	(634)	283	151
Foreign	(770)	258	87
Income Tax Expense (Benefit)	$ (1,404)	$ 541	$ 238